Schedule of condensed interim consolidated statements of financial position (Details) - CAD ($)	Mar. 31, 2026	Dec. 31, 2025	Mar. 31, 2025	Dec. 31, 2024
Current assets
Cash	$ 1,933,539	$ 4,665,392	$ 1,225,990	$ 1,171,558
Trade and other receivables	4,211,999	3,798,016
Scientific research and experimental development tax credits receivable	53,029	49,200
Accrued revenues (Note 3)	2,605,273	2,724,647
Inventories (Note 4)	6,031,752	6,389,739
Prepaid expenses	80,479	59,348
Security deposits and deposits on purchase of goods	1,384,895	1,313,447
Loan receivable (Note 5)	77,347	77,347
Current assets	16,378,312	19,077,136
Non-current assets
Property, plant and equipment (Note 6)	3,713,165	3,059,201
Intangible assets (Note 7)	7,474,788	7,472,426
Right-of-use assets (Note 8)	342,142	389,407
Non-current assets	11,530,095	10,921,034
Total assets	27,908,407	29,998,169
Current liabilities
Trade and other payables	9,644,069	10,456,567
Customer advances (Note 9)	1,173,574	1,154,191
Loans payable (Note10)	70,408	7,297,100
Convertible debentures (Note 12A)	2,645,502	2,645,502
Convertible debentures and derivative liability (Note 12B)	2,689,643	2,432,637
Current portion of lease liabilities (Note 11)	41,983	92,580
Current liabilities	16,265,179	24,078,577
Non-current liabilities
Lease liabilities (Note 11)	322,690	323,206
Loans payable (Note 10)	8,130,123
Total liabilities	24,717,991	24,401,783
Shareholders' equity
Share capital (Note 13)	86,654,171	86,606,375		54,994,088
Warrants (Note 14)	6,470,739	6,465,936
Contributed surplus (Notes 15)	7,559,538	7,559,538
Foreign exchange in translation of foreign operations	(1,093,799)	(801,802)
Accumulated deficit	(96,400,235)	(94,233,661)
Total shareholders' equity	3,190,415	5,596,387	$ (12,269,825)	$ (11,417,055)
Total liabilities and shareholders' equity	27,908,407	$ 29,998,169
Previously stated [member]
Current assets
Cash	1,933,539
Trade and other receivables	4,211,999
Scientific research and experimental development tax credits receivable	53,029
Accrued revenues (Note 3)	2,605,273
Inventories (Note 4)	6,031,752
Prepaid expenses	80,479
Security deposits and deposits on purchase of goods	1,384,895
Loan receivable (Note 5)	77,347
Current assets	16,378,312
Non-current assets
Property, plant and equipment (Note 6)	3,713,165
Intangible assets (Note 7)	7,474,788
Right-of-use assets (Note 8)	342,142
Non-current assets	11,530,095
Total assets	27,908,407
Current liabilities
Trade and other payables	9,594,638
Customer advances (Note 9)	1,173,574
Loans payable (Note10)	8,115,168
Convertible debentures (Note 12A)	2,645,502
Convertible debentures and derivative liability (Note 12B)	2,689,643
Current portion of lease liabilities (Note 11)	41,983
Current liabilities	24,260,508
Non-current liabilities
Lease liabilities (Note 11)	322,690
Loans payable (Note 10)
Total liabilities	24,583,197
Shareholders' equity
Share capital (Note 13)	86,654,171
Warrants (Note 14)	6,470,739
Contributed surplus (Notes 15)	7,559,538
Foreign exchange in translation of foreign operations	(1,092,439)
Accumulated deficit	(96,266,801)
Total shareholders' equity	3,325,209
Total liabilities and shareholders' equity	27,908,406
Reclassification [Member]
Current assets
Cash
Trade and other receivables
Scientific research and experimental development tax credits receivable
Accrued revenues (Note 3)
Inventories (Note 4)
Prepaid expenses
Security deposits and deposits on purchase of goods
Loan receivable (Note 5)
Current assets
Non-current assets
Property, plant and equipment (Note 6)
Intangible assets (Note 7)
Right-of-use assets (Note 8)
Non-current assets
Total assets
Current liabilities
Trade and other payables
Customer advances (Note 9)
Loans payable (Note10)	(8,044,760)
Convertible debentures (Note 12A)
Convertible debentures and derivative liability (Note 12B)
Current portion of lease liabilities (Note 11)
Current liabilities	(8,044,760)
Non-current liabilities
Lease liabilities (Note 11)
Loans payable (Note 10)	8,044,760
Total liabilities
Shareholders' equity
Share capital (Note 13)
Warrants (Note 14)
Contributed surplus (Notes 15)
Foreign exchange in translation of foreign operations
Accumulated deficit
Total shareholders' equity
Total liabilities and shareholders' equity
Adjustments [Member]
Current assets
Cash
Trade and other receivables
Scientific research and experimental development tax credits receivable
Accrued revenues (Note 3)
Inventories (Note 4)
Prepaid expenses
Security deposits and deposits on purchase of goods
Loan receivable (Note 5)
Current assets
Non-current assets
Property, plant and equipment (Note 6)
Intangible assets (Note 7)
Right-of-use assets (Note 8)
Non-current assets
Total assets
Current liabilities
Trade and other payables	49,431
Customer advances (Note 9)
Loans payable (Note10)
Convertible debentures (Note 12A)
Convertible debentures and derivative liability (Note 12B)
Current portion of lease liabilities (Note 11)
Current liabilities	49,431
Non-current liabilities
Lease liabilities (Note 11)
Loans payable (Note 10)	85,363
Total liabilities	134,794
Shareholders' equity
Share capital (Note 13)
Warrants (Note 14)
Contributed surplus (Notes 15)
Foreign exchange in translation of foreign operations	(1,360)
Accumulated deficit	(133,434)
Total shareholders' equity	(134,794)
Total liabilities and shareholders' equity